(LOGO)
                                    BRAMWELL
                                     FUNDS

                                Quarterly Report
                                 March 31, 2000

                              BRAMWELL GROWTH FUND

                              BRAMWELL FOCUS FUND

DEAR FELLOW SHAREHOLDERS:

                                                             (PHOTO)
                                                    ELIZABETH R. BRAMWELL, CFA
                                                          PRESIDENT AND
                                                     CHIEF INVESTMENT OFFICER

INVESTMENT RESULTS - QUARTER ENDED MARCH 31, 2000

The BRAMWELL GROWTH FUND and the BRAMWELL FOCUS FUND appreciated 5.57% and 5.95%, respectively, in the March quarter compared to 2.29% for the S&P 500/R Stock Index. Both Funds ended the quarter ahead of the S&P 500 since their respective launch dates (see third page for details). Since inception, August 1, 1994, the Growth Fund's compound average annual return was 25.74%. Since inception, November 1, 1999, the Focus Fund appreciated 26.50%. The Growth Fund ended the quarter with a net asset value of $30.53 per share and the Focus Fund ended the quarter with a net asset value of $12.65 per share.

COMMENTARY
The economy was strong in the March quarter with the momentum of the 7.3% GDP gain in the 1999 fourth quarter carrying over. Employment increased and consumer spending was strong. Economies around the world improved. Y2K glitches did not surface and corporate spending plans for e-commerce were accelerated. Inflation was restrained by productivity gains, and although interest rates rose at the short end, they started to recede at the long end as expectations improved for a shrinking supply of 30-year Treasury bonds.

The opening quarter of the new millennium started with one of the most dynamic stock markets ever. Investors flocked to New Economy companies that were perceived as creating and driving the Information Age and potentially generating extraordinary investment returns, while avoiding stocks of Old Economy companies given near-term uncertainty about their ability to adapt to the Internet and the Information Age. The huge flow of both new money as well as money flowing out of traditional companies into Internet and technology stocks created an exaggerated divergence in valuations between new and traditional companies.

Industries that contributed strong gains to our stock portfolios in the quarter were electronics, office equipment, communications, biotechnology and financial services. Stocks that contributed strongly to the Growth Fund's performance were Intel, Kohl's, Cisco, Applied Materials, Flextronics, Analog Devices, On Assignment, Nortel, Sepracor and Charles Schwab. Major contributors to the Focus Fund's performance were: Analog Devices, Applied Materials, Molex, Corning and Linear Technology.

OUTLOOK

We anticipate that the economy will slow somewhat going forward as higher short-to-intermediate-term rates begin to impact spending behavior and the recent equity market correction curtails the earlier positive wealth effect for consumers and both reduces access to and raises the cost of capital, especially for start-up companies. We expect further increases in interest rates to be limited and to peak about midyear. We anticipate that inflation will continue to be restrained as technological advances, spurred by the Internet, continue to improve productivity.

The speed of change is accelerating and the potential for technology to disrupt traditional activities present investment challenges and opportunities. Current areas of opportunity include outsourcing of manufacturing, people and services, electronic communications as we transition from print and distribute to distribute via the Internet and then print, business-to-business (B2B) commerce, network appliances, handheld wireless Internet access for both data and voice and infrastructure buildout of the Internet. The Internet is expected to lower the cost of doing business through improved logistics, greater ability to align buyers and sellers at the lowest cost, tailor products to the specific needs of customers and reduce inventory carrying and obsolescence costs. In healthcare, future advances in genomics will permit better diagnoses of illnesses and better tailoring of individual drugs to each individual's particular chemistry. We live in exciting times!

Going forward, given an upward drift in short-term interest rates and the wide divergence in P/E multiples, we think that valuation will be increasingly scrutinized. We expect stock market performance to align more closely with the economic merit of individual companies' business models and their performance against expectations. Well-managed companies that can show healthy growth will be rewarded with above-average valuations while those without the foresight to anticipate the future correctly are likely to be penalized. We like to use a common measurement platform across industries, namely a P/E multiple of growth. Following this approach, with both Funds projected to have earnings growth rates of more than 20%, based on 2001 estimated earnings, their price to growth (P/E)/G multiples of less than 1.5 times compare favorably to estimated secular growth of 10% and (P/E)/G of more than 2 times for the S&P 500/R Stock Index.

The Internet and the Information Age are likely to have as far-reaching impact as the industrial revolution did a century ago. Our objective is to position the portfolios in front of secular change, both by investing in new innovators of change but also in older, traditional companies that are the customers of the new innovators' products and services and that implement and execute well. Both are important. We intend to use the recent market correction to invest in what we perceive as attractively positioned companies for long-term growth at more attractive valuations.

FUND INVESTMENT

For both Funds, the minimum initial investment for a Regular account is $1,000 and for an IRA or Gift to Minor account $500. Subsequent investment minimums are $100 for Regular and IRA accounts and $50 for a Gift to Minor account. Equity markets are inherently volatile, as demonstrated in the March quarter, and investors are encouraged to invest over time to smooth the effects of volatility. To facilitate regular investment programs, an Automatic Investment Plan, with initial and subsequent investment minimums of $50 per month, is available upon request.

Net asset values for both Funds are available each evening after 6:00 p.m. (EST) by calling 1-800-BRAMCAP (1-800-272-6227). Please also call this number if you need assistance or additional information.

Sincerely,


/s/ Elizabeth R. Bramwell

Elizabeth R. Bramwell, CFA
President and Chief Investment Officer

April 24, 2000

The outlook and opinions expressed above represent the views of the investment adviser as of April 24, 2000 and are subject to change as market and economic events unfold.

                              BRAMWELL GROWTH FUND
                                 MARCH 31, 2000

The BRAMWELL GROWTH FUND is a no-load, diversified fund that invests primarily in a broad range of common stocks of companies that the Adviser believes have above average growth potential.

                             MAJOR INDUSTRY SECTORS
--------------------------------------------------------------------------------
Retailing                                                                  19.3%
Information Processing                                                     18.9
Communications                                                             11.3
Electronics                                                                10.1
Industrial Products                                                         7.0
Financial Services                                                          6.8
Healthcare                                                                  6.4
Employee Staffing                                                           3.5
Entertainment/Leisure Time                                                  3.1
Testing & Measurement                                                       2.8

                                 MAJOR HOLDINGS
--------------------------------------------------------------------------------
Computer Sciences                                                           4.4%
Home Depot                                                                  3.6
General Electric                                                            3.4
Tiffany                                                                     3.3
Kohl's                                                                      3.2
Intel                                                                       3.2
Cisco                                                                       2.8
Nortel Networks                                                             2.8
Applied Materials                                                           2.6
Walgreen                                                                    2.6

                    COMPARATIVE INVESTMENT RETURNS (3/31/00)
--------------------------------------------------------------------------------
                      March       One        Three      Five       Since
                        Q         Year       Years      Years  Inception<F1>
--------------------------------------------------------------------------------
GROWTH
FUND                  5.57%      29.33%     34.60%     26.94%      25.74%
S&P 500/R
Stock
Index                  2.29      17.94       27.40      26.76      25.67

<F1> From August 1, 1994. The annual expense ratio of the Growth Fund is capped at 1.75% which favorably affected performance through June 30, 1997.

                              BRAMWELL FOCUS FUND
                                 MARCH 31, 2000

The BRAMWELL FOCUS FUND is a no-load, non-diversified fund with a concentrated portfolio, normally comprised of 20 to 30 securities, that invests primarily in common stocks of companies that the Adviser believes have above average growth potential. Because of its concentration, the Focus Fund should be regarded as a more aggressive portfolio than the Growth Fund.

                             MAJOR INDUSTRY SECTORS
--------------------------------------------------------------------------------
Electronics                                                                22.4%
Information Processing                                                     16.2
Communications                                                             14.3

                                 MAJOR HOLDINGS
--------------------------------------------------------------------------------
Computer Sciences                                                           7.5%
Molex                                                                       6.7
Jabil Circuits                                                              5.9
Tiffany                                                                     5.7
Analog Devices                                                              5.5

                    COMPARATIVE INVESTMENT RETURNS (3/31/00)
--------------------------------------------------------------------------------
                                     March               Since
                                       Q             Inception<F1>
--------------------------------------------------------------------------------
FOCUS FUND                           5.95%               26.50%
S&P 500/R Stock Index                2.29%               10.52%

<F1> From October 31, 1999. The annual expense ratio of the Focus Fund is capped at 1.75% which favorably affected performance to date.

Returns for the Funds include the reinvestment of all dividends and are net of expenses. Returns for periods greater than one year are compound average annual rates of return. Past performance is not predictive of future results. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large-market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

                              BRAMWELL GROWTH FUND

              PORTFOLIO OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)

                                                SHARES            MARKET VALUE
                                                -------           ------------
COMMON STOCKS - 99.68%

APPAREL - 0.37%
Cutter & Buck, Inc.<F1>                          75,000              $1,007,812
                                                                  -------------

CHEMICALS/METALS - 2.40%
Alcoa Inc.                                       35,000               2,458,750
Minerals Technologies, Inc.                      40,000               1,782,500
OM Group, Inc.                                   50,000               2,275,000
                                                                  -------------
                                                                      6,516,250
                                                                  -------------

COMMUNICATIONS - 11.31%
America Online, Inc.<F1>                         15,000               1,008,750
Bell Atlantic Corporation                        16,000                 978,000
Cisco Systems, Inc.<F1>                         100,000               7,731,250
Corning, Inc.                                     5,000                 970,000
Cox Communications, Inc., Class A<F1>            25,000               1,212,500
EarthLink Network, Inc.<F1>                      24,225                 470,873
GTE Corporation                                  35,000               2,485,000
Lucent Technologies, Inc.                        45,000               2,733,750
MCI WorldCom, Inc.<F1>                           65,000               2,945,313
Nortel Networks Corporation                      60,000               7,560,000
Sprint Corp. (PCS Group)                         15,000                 979,688
Telocity, Inc.<F1>                               24,000                 297,000
UTStarcom, Inc.<F1>                              17,000               1,327,062
                                                                  -------------
                                                                     30,699,186
                                                                  -------------

ELECTRONICS - 10.07%
Analog Devices, Inc.<F1>                         50,000               4,028,125
Flextronics International Ltd.<F1>               70,000               4,930,625
Intel Corporation                                65,000               8,575,938
Jabil Circuit, Inc.<F1>                          80,000               3,460,000
Linear Technology Corporation                    20,000               1,100,000
Solectron Corporation<F1>                        71,000               2,844,437
Texas Instruments, Inc.                          15,000               2,400,000
                                                                  -------------
                                                                     27,339,125
                                                                  -------------

EMPLOYEE STAFFING - 3.47%
Heidrick & Struggles
  International, Inc.<F1>                        12,000                 481,500
Keane, Inc.<F1>                                  50,000               1,262,500
Labor Ready, Inc.<F1>                            80,000                 790,000
On Assignment, Inc.<F1>                         100,000               4,500,000
Robert Half International, Inc.<F1>              50,000               2,371,875
                                                                  -------------
                                                                      9,405,875
                                                                  -------------


                                                SHARES            MARKET VALUE
                                                -------           ------------
ENERGY - 1.94%
Diamond Offshore Drilling, Inc.                  50,000              $1,996,875
Enron Corp.                                      10,000                 748,750
Nabors Industries, Inc.<F1>                      45,000               1,746,562
Transocean Sedco Forex, Inc.                     15,059                 772,715
                                                                  -------------
                                                                      5,264,902
                                                                  -------------

ENTERTAINMENT & LEISURE TIME - 3.09%
AMFM, Inc.<F1>                                   10,000                 621,250
AT&T Corporation -
  Liberty Media Group, Class A<F1>               30,000               1,777,500
CBS Corporation<F1>                              40,000               2,265,000
Cinar Corporation, Class B<F1>                   64,000                 498,000
Grupo Televisa S.A.                              25,000               1,700,000
Imax Corporation<F1>                             70,000               1,509,375
                                                                  -------------
                                                                      8,371,125
                                                                  -------------

FINANCIAL SERVICES - 6.80%
BlackRock, Inc.<F1>                              30,000                 607,500
Charles Schwab Corporation (The)                 70,000               3,976,875
Citigroup, Inc.                                  60,000               3,558,750
H&R Block, Inc.                                  15,000                 671,250
Jones Lang LaSalle, Inc.<F1>                     45,600                 706,800
LendingTree, Inc.<F1>                             2,000                  27,000
Mellon Financial Corporation                     35,000               1,032,500
Northern Trust Company                           70,000               4,729,375
State Street Corporation                         30,000               2,906,250
TD Waterhouse Group, Inc.<F1>                    10,000                 250,000
                                                                  -------------
                                                                     18,466,300
                                                                  -------------

FOOD & BEVERAGE - 0.60%
Bestfoods                                        35,000               1,638,437
                                                                  -------------

HEALTHCARE: PRODUCTS - 4.84%
Amgen, Inc.<F1>                                  25,000               1,534,375
Focal, Inc.<F1>                                  25,000                 200,000
Genentech, Inc.<F1>                              23,000               3,496,000
Johnson & Johnson                                15,000               1,050,938
Medtronic, Inc.                                  34,000               1,748,875
Pfizer, Inc.                                     70,000               2,559,375
Sepracor, Inc.<F1>                               35,000               2,548,437
                                                                  -------------
                                                                     13,138,000
                                                                  -------------

                                                SHARES            MARKET VALUE
                                                -------           ------------
HEALTHCARE: SERVICES - 1.53%
Cardinal Health, Inc.                            90,500              $4,151,687
Neoforma.com, Inc.<F1>                            1,000                  16,375
                                                                  -------------
                                                                      4,168,062
                                                                  -------------

HOME & OFFICE FURNITURE - 0.40%
Leggett & Platt, Inc.                            50,000               1,075,000
                                                                  -------------

HOUSEHOLD & PERSONAL CARE
  PRODUCTS - 1.04%
Colgate-Palmolive Company                        50,000               2,818,750
                                                                  -------------


INDUSTRIAL PRODUCTS - 6.99%
Emerson Electric Company                         40,800               2,157,300
General Electric Company                         60,000               9,311,250
Illinois Tool Works, Inc.                        35,000               1,933,750
Molex Inc., Class A                             125,481               5,568,219
                                                                  -------------
                                                                     18,970,519
                                                                  -------------

INFORMATION PROCESSING:
  OFFICE EQUIPMENT - 6.67%
Dell Computer Corporation<F1>                    20,000               1,078,750
EMC Corporation<F1>                              40,000               5,000,000
Hewlett-Packard Co.                               8,000               1,060,500
International Business
  Machines Corporation                           28,000               3,304,000
Lexmark International Group, Inc.<F1>            55,000               5,816,250
Palm, Inc.<F1>                                    1,000                  44,875
Pitney Bowes, Inc.                               40,000               1,787,500
                                                                  -------------
                                                                     18,091,875
                                                                  -------------

INFORMATION PROCESSING: SERVICES - 9.34%
AGENCY.COM, Inc.<F1>                             15,000                 400,313
Automatic Data Processing, Inc.                 125,000               6,031,250
Computer Sciences Corporation<F1>               150,058              11,873,339
DST Systems, Inc.<F1>                            46,500               3,019,594
Electronic Data Systems Corporation              15,000                 962,813
Paychex, Inc.                                    58,500               3,063,938
                                                                  -------------
                                                                     25,351,247
                                                                  -------------

INFORMATION PROCESSING: SOFTWARE - 2.84%
Adobe Systems, Inc.                              10,000               1,113,125
Ariba, Inc.<F1>                                   2,000                 419,250
Microsoft Corporation<F1>                        58,000               6,162,500
                                                                  -------------
                                                                      7,694,875
                                                                  -------------


                                                SHARES            MARKET VALUE
                                                -------           ------------
RETAILING - 19.33%
BUY.COM, Inc.<F1>                                 2,000                 $19,719
Costco Wholesale Corporation<F1>                 48,000               2,523,000
CVS Corporation                                  85,000               3,192,813
Home Depot, Inc. (The)                          150,000               9,675,000
Kohl's Corporation<F1>                           85,000               8,712,500
Lowe's Companies, Inc.                           40,000               2,335,000
Tandy Corporation                                25,000               1,268,750
Target Corporation                               35,000               2,616,250
Tiffany & Company                               105,600               8,830,800
Wal-Mart Stores, Inc.                           110,000               6,105,000
Walgreen Company                                270,000               6,952,500
Yankee Candle Company, Inc. (The)<F1>            15,000                 237,188
                                                                  -------------
                                                                     52,468,520
                                                                  -------------
SEMICONDUCTOR EQUIP. MFG. - 2.57%
Applied Materials, Inc.<F1>                      74,000               6,974,500
                                                                  -------------

TESTING & MEASUREMENT - 2.81%
Agilent Technologies, Inc.<F1>                   10,000               1,040,000
Teradyne, Inc.<F1>                               80,000               6,580,000
                                                                  -------------
                                                                      7,620,000
                                                                  -------------

TRANSPORTATION - 1.27%
Kansas City Southern Industries, Inc.            40,000               3,437,500
                                                                  -------------

TOTAL COMMON STOCKS
(Cost $127,837,157)                                                 270,517,860
                                                                  -------------

                                           PRINCIPAL AMOUNT
                                           ----------------

VARIABLE RATE
  DEMAND NOTES - 0.35%
Firstar Bank                                   $959,000                 959,000
                                                                  -------------

TOTAL VARIABLE RATE DEMAND NOTES
(Cost $959,000)                                                         959,000
                                                                  -------------

TOTAL INVESTMENTS - 100.03%
(Cost $128,796,157)                                                 271,476,860

LIABILITIES LESS OTHER ASSETS - (0.03)%                                (89,296)
                                                                  -------------

NET ASSETS - 100.00%
(8,888,625 shares outstanding)                                     $271,387,564
                                                                  =============

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                               $30.53
                                                                  =============
<F1>Non-income producing security

                              BRAMWELL FOCUS FUND

              PORTFOLIO OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)

                                                SHARES            MARKET VALUE
                                                -------           ------------
COMMON STOCKS - 98.53%

CHEMICALS/METALS - 4.59%
Minerals Technologies, Inc.                       6,000                $267,375
                                                                  -------------

COMMUNICATIONS - 14.34%
Corning, Inc.                                     1,000                 194,000
Cox Communications, Inc., Class A<F1>             4,000                 194,000
GTE Corporation                                   3,100                 220,100
Telocity, Inc.<F1>                                9,500                 117,563
UTStarcom, Inc.<F1>                               1,400                 109,288
                                                                  -------------
                                                                        834,951
                                                                  -------------

ELECTRONICS - 22.37%
Analog Devices, Inc.<F1>                          4,000                 322,250
Jabil Circuit, Inc.<F1>                           8,000                 346,000
Linear Technology Corporation                     2,000                 110,000
Solectron Corporation<F1>                         7,500                 300,469
Texas Instruments, Inc.                           1,400                 224,000
                                                                  -------------
                                                                      1,302,719
                                                                  -------------

FINANCIAL SERVICES - 4.23%
BlackRock, Inc.<F1>                               6,000                 121,500
TD Waterhouse Group, Inc.<F1>                     5,000                 125,000
                                                                  -------------
                                                                        246,500
                                                                  -------------

FOOD & BEVERAGE - 3.62%
Bestfoods                                         4,500                 210,656
                                                                  -------------
HEALTHCARE: PRODUCTS - 3.92%
Genentech, Inc.<F1>                               1,500                 228,000
                                                                  -------------

INDUSTRIAL PRODUCTS - 10.30%
Emerson Electric Company                          4,000                 211,500
Molex, Inc., Class A                              8,750                 388,281
                                                                  -------------
                                                                        599,781
                                                                  -------------

INFORMATION PROCESSING:
  OFFICE EQUIPMENT - 1.37%
Hewlett-Packard Co.                                 600                  79,537
                                                                  -------------

INFORMATION PROCESSING:
  SERVICES - 11.57%
Automatic Data Processing, Inc.                   3,600                 173,700
Computer Sciences Corporation<F1>                 5,500                 435,187
DST Systems, Inc.<F1>                             1,000                  64,938
                                                                  -------------
                                                                        673,825
                                                                  -------------


                                                SHARES            MARKET VALUE
                                                -------           ------------

INFORMATION PROCESSING:
  SOFTWARE - 3.21%
Adobe Systems, Inc.                               1,300                $144,706
Ariba, Inc.<F1>                                     200                  41,925
                                                                  -------------
                                                                        186,631
                                                                  -------------
RETAILING - 8.46%
Tiffany & Company                                 4,000                 334,500
Yankee Candle Company, Inc. (The)<F1>            10,000                 158,125
                                                                  -------------
                                                                        492,625
                                                                  -------------
SEMICONDUCTOR EQUIP. MFG. - 4.86%
Applied Materials, Inc.<F1>                       3,000                 282,750
                                                                  -------------


TESTING & MEASUREMENT - 5.69%
Agilent Technologies, Inc.<F1>                    2,000                 208,000
Teradyne, Inc.<F1>                                1,500                 123,375
                                                                  -------------
                                                                        331,375
                                                                  -------------
TOTAL COMMON STOCKS
(Cost $4,974,992)                                                     5,736,725
                                                                  -------------

                                           PRINCIPAL AMOUNT
                                           ----------------

VARIABLE RATE
  DEMAND NOTES - 2.44%
Firstar Bank                                   $142,000                 142,000
                                                                  -------------

TOTAL VARIABLE RATE DEMAND NOTES
(Cost $142,000)                                                         142,000
                                                                  -------------

TOTAL INVESTMENTS - 100.97%
 (Cost $5,116,992)                                                    5,878,725

LIABILITIES LESS OTHER ASSETS - (0.97)%                                (56,537)
                                                                  -------------

NET ASSETS - 100.00%
(460,143 shares outstanding)                                         $5,822,188
                                                                  =============

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                               $12.65
                                                                  =============

<F1>Non-income producing security

                                     (LOGO)
                                    BRAMWELL
                                     FUNDS

                               BOARD OF DIRECTORS

                           ELIZABETH R. BRAMWELL, CFA
               President, Chief Investment and Financial Officer
                            The Bramwell Funds, Inc.

                             J. SINCLAIR ARMSTRONG
                       Director, Secretary and Treasurer
                           The Reed Foundation, Inc.
                              Retired Executive VP
                            US Trust Co. of New York
                                Former Chairman
                        Securities & Exchange Commission

                                ISABEL H. BENHAM
            Trustee Emeritus and former President, Board of Trustees
                 John W. Barriger III National Railroad Library

                             CHARLES L. BOOTH, JR.
          Former Executive Vice President and Chief Investment Officer
                           The Bank of New York, Inc.

                                GEORGE F. KEANE
                                    Chairman
                              Trigen Energy Corp.
                               President Emeritus
                             The Common Fund, Inc.

                                JAMES C. SARGENT
                                    Counsel
                    Opton, Handler, Gottlieb, Feiler & Katz
                              Former Commissioner
                        Securities & Exchange Commission

                             MARTHA R. SEGER, PH.D.
                                    Chairman
                           Martha Seger & Associates
                                Former Governor
                             Federal Reserve Board

                                     (LOGO)
                                    BRAMWELL
                                     FUNDS

                   745 Fifth Avenue, New York, New York 10151
                         1-800-BRAMCAP (1-800-272-6227)
                                WWW.BRAMWELL.COM

                                    OFFICERS
                           ELIZABETH R. BRAMWELL, CFA
                          President, Chief Investment
                             and Financial Officer

                                MARY F. MCCOLLUM
                            Secretary and Treasurer

                              MARGARET A. BANCROFT
                              Assistant Secretary

                               INVESTMENT ADVISER
                       Bramwell Capital Management, Inc.

                                 ADMINISTRATOR
                         Sunstone Financial Group, Inc.

                                    COUNSEL
                             Dechert Price & Rhoads

                             INDEPENDENT CERTIFIED
                               PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP

                                   CUSTODIAN
                             Firstar Bank Milwaukee

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                       Firstar Mutual Fund Services, LLC

          ------------------------------------------------------------

This financial statement is submitted for the general information of the shareholders of the Bramwell Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                                                     BR-412-0400